GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
GOING CONCERN [Abstract]
Net loss (income)	$ 3,854,004	$ 2,883,362
Net cash used in operating activities	274,670	525,148
Working capital deficit	393,182
Accumulated deficit	$ 9,362,333	$ 5,508,329